Collaborative Research and Development Agreements - Schedule of Milestones Payable (Parenthetical) (Details) $ in Millions	6 Months Ended
Jun. 30, 2026 USD ($)
Vanda Pharmaceuticals Inc. [Member] | Commercial Sales Milestone [Member]
Disaggregation of Revenue [Line Items]
Royalty sales	$ 100.0